Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	1 year
Short-term deposits	$ 81,690	$ 29,243
Current financial liabilities	$ 51,993	17,301
Bears interest	6.50%
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	30 days
Cash and cash equivalents	$ 46,200	11,500
Short-term deposits	81,700	29,200
Current financial liabilities	47,300	$ 12,200
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Investments	$ 3,600